Schedule of Investments
(unaudited)
July 31, 2024
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
Chengdu M&S Electronics Technology Co. Ltd. ,
Class A
(a)
....................... 6,427 $ 17,766
Air Freight & Logistics — 0.2%
Eastern Air Logistics Co. Ltd. , Class A
(a)
..... 6,900 15,314
Sinotrans Ltd. , Class A ................ 11,700 7,936
23,250
Automobile Components — 0.8%
Huayu Automotive Systems Co. Ltd. , Class A . 43,800 94,526
Ningbo Joyson Electronic Corp. , Class A .... 11,300 24,064
118,590
Automobiles — 5.5%
BYD Co. Ltd. , Class A ................. 10,800 369,385
Great Wall Motor Co. Ltd. , Class A ........ 48,300 157,882
SAIC Motor Corp. Ltd. , Class A
(a)
......... 104,300 211,929
Seres Group Co. Ltd. , Class A
(a)
.......... 4,600 50,812
790,008
Banks — 8.2%
Agricultural Bank of China Ltd. , Class A ..... 91,000 57,789
Bank of Beijing Co. Ltd. , Class A ......... 115,900 85,502
Bank of China Ltd. , Class A ............. 18,100 11,676
Bank of Hangzhou Co. Ltd. , Class A ....... 19,200 35,792
Bank of Shanghai Co. Ltd. , Class A ........ 117,919 118,978
China Merchants Bank Co. Ltd. , Class A .... 127,259 576,267
Huaxia Bank Co. Ltd. , Class A ........... 130,400 113,339
Industrial Bank Co. Ltd. , Class A .......... 64,000 148,401
Shanghai Rural Commercial Bank Co. Ltd. ,
Class A ........................ 32,300 29,769
1,177,513
Beverages — 8.3%
Eastroc Beverage Group Co. Ltd. , Class A ... 400 12,919
Kweichow Moutai Co. Ltd. , Class A ........ 2,724 535,736
Luzhou Laojiao Co. Ltd. , Class A ......... 7,100 128,491
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. ,
Class A ........................ 2,600 66,338
Sichuan Swellfun Co. Ltd. , Class A ........ 2,274 11,805
Wuliangye Yibin Co. Ltd. , Class A ......... 24,625 432,807
1,188,096
Capital Markets — 5.0%
Beijing Compass Technology Development Co.
Ltd. , Class A
(a)
.................... 5,402 30,174
Huatai Securities Co. Ltd. , Class A ........ 180,300 331,850
Nanhua Futures Co. Ltd. , Class A ......... 9,000 11,980
Polaris Bay Group Co. Ltd. , Class A
(a)
...... 10,800 9,960
Shenwan Hongyuan Group Co. Ltd. , Class A . 485,310 307,827
SooChow Securities Co. Ltd. , Class A ...... 28,700 25,258
717,049
Chemicals — 4.9%
Anhui Guangxin Agrochemical Co. Ltd. , Class A 45,010 70,278
Anhui Jinhe Industrial Co. Ltd. , Class A ..... 6,800 19,361
Kingfa Sci & Tech Co. Ltd. , Class A ........ 10,000 9,062
Lianhe Chemical Technology Co. Ltd. , Class A 64,800 45,013
Luxi Chemical Group Co. Ltd. , Class A ..... 132,000 206,470
Meihua Holdings Group Co. Ltd. , Class A .... 57,000 80,416
Tangshan Sanyou Chemical Industries Co. Ltd. ,
Class A ........................ 25,600 19,919
Xinfengming Group Co. Ltd. , Class A ....... 20,900 38,628
Xinjiang Zhongtai Chemical Co. Ltd. , Class A
(a)
17,300 8,477
Yunnan Yuntianhua Co. Ltd. , Class A ...... 44,207 120,082
Zhejiang NHU Co. Ltd. , Class A .......... 18,000 52,066
Security
Shares
Shares Value
Chemicals (continued)
Zhejiang Wansheng Co. Ltd. , Class A ...... 24,800 $ 31,172
700,944
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery, Inc. , Class A ..... 5,600 23,228
Communications Equipment — 2.3%
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co. , Class A ..................... 3,100 10,227
Zhongji Innolight Co. Ltd. , Class A ........ 2,160 39,343
ZTE Corp. , Class A .................. 73,326 279,325
328,895
Construction & Engineering — 0.8%
China National Chemical Engineering Co. Ltd. ,
Class A ........................ 8,000 8,301
China Railway Group Ltd. , Class A ........ 74,900 64,514
China State Construction Engineering Corp.
Ltd. , Class A ..................... 60,560 46,800
119,615
Construction Materials — 0.1%
BBMG Corp. , Class A ................. 65,500 12,785
Consumer Staples Distribution & Retail — 0.0%
Jiajiayue Group Co. Ltd. , Class A ......... 6,200 7,238
Electrical Equipment — 4.9%
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 14,829 382,209
Goldwind Science & Technology Co. Ltd. , Class
A ............................ 65,604 72,759
Goneo Group Co. Ltd. , Class A .......... 15,602 151,392
Kehua Data Co. Ltd. , Class A ............ 9,672 26,460
Shanghai Electric Group Co. Ltd. , Class A
(a)
.. 51,800 27,759
Zhejiang Chint Electrics Co. Ltd. , Class A .... 14,900 39,762
700,341
Electronic Equipment, Instruments & Components — 9.7%
Appotronics Corp. Ltd. , Class A .......... 5,758 12,417
BOE Technology Group Co. Ltd. , Class A .... 652,300 356,296
Eoptolink Technology, Inc. Ltd. , Class A ..... 4,300 60,203
Foxconn Industrial Internet Co. Ltd. , Class A
(a)
11,100 37,304
GoerTek, Inc. , Class A ................ 81,800 244,292
Lens Technology Co. Ltd. , Class A ........ 16,000 39,630
Luxshare Precision Industry Co. Ltd. , Class A . 23,500 124,861
Quectel Wireless Solutions Co. Ltd. , Class A . 2,547 16,404
Raytron Technology Co. Ltd. , Class A ...... 3,387 12,936
Shengyi Technology Co. Ltd. , Class A ...... 46,100 124,781
Shenzhen JPT Opto-Electronics Co. Ltd. , Class
A ............................ 6,814 33,038
TCL Technology Group Corp. , Class A ...... 217,300 117,984
Tianma Microelectronics Co. Ltd. , Class A
(a)
.. 122,136 120,785
Universal Scientific Industrial Shanghai Co. Ltd. ,
Class A ........................ 26,000 58,084
Zhejiang Crystal-Optech Co. Ltd. , Class A ... 5,600 14,143
Zhejiang Jiecang Linear Motion Technology Co.
Ltd. , Class A ..................... 5,400 13,202
1,386,360
Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd. , Class A ... 44,400 33,803
Entertainment — 1.6%
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ........................ 5,951 137,358
Hangzhou Electronic Soul Network Technology
Co. Ltd. , Class A .................. 3,600 7,996

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Perfect World Co. Ltd. , Class A .......... 75,171 $ 81,577
226,931
Food Products — 1.9%
Guangdong Haid Group Co. Ltd. , Class A ... 10,500 63,849
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ........................ 56,700 197,041
Wens Foodstuffs Group Co. Ltd. , Class A .... 4,400 12,145
273,035
Gas Utilities — 0.3%
Shenzhen Gas Corp. Ltd. , Class A ........ 41,500 39,892
Health Care Equipment & Supplies — 3.1%
APT Medical, Inc. , Class A .............. 155 7,040
Sansure Biotech, Inc. , Class A ........... 10,846 29,156
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 10,197 363,243
Sinocare, Inc. , Class A ................ 13,400 42,354
441,793
Household Durables — 6.7%
Gree Electric Appliances, Inc. of Zhuhai , Class
A ............................ 70,815 392,343
Haier Smart Home Co. Ltd. , Class A ....... 13,600 51,386
Hisense Home Appliances Group Co. Ltd. ,
Class A
(a)
....................... 22,935 94,479
Midea Group Co. Ltd. , Class A ........... 47,087 415,441
953,649
Independent Power and Renewable Electricity Producers — 1.1%
China Yangtze Power Co. Ltd. , Class A ..... 7,700 31,826
Huadian Power International Corp. Ltd. , Class A 10,800 8,818
Huaneng Power International, Inc. , Class A .. 43,100 47,430
Inner Mongolia MengDian HuaNeng Thermal
Power Corp. Ltd. , Class A ............ 80,900 48,041
SDIC Power Holdings Co. Ltd. , Class A ..... 4,100 9,642
Zhejiang Zheneng Electric Power Co. Ltd. ,
Class A ........................ 11,000 10,095
155,852
Insurance — 1.5%
China Pacific Insurance Group Co. Ltd. , Class A 4,600 18,824
Ping An Insurance Group Co. of China Ltd. ,
Class A ........................ 32,200 189,796
208,620
IT Services — 0.1%
Wangsu Science & Technology Co. Ltd. , Class
A ............................ 9,600 10,048
Machinery — 7.4%
CRRC Corp. Ltd. , Class A .............. 118,890 125,649
Sinotruk Jinan Truck Co. Ltd. , Class A ...... 36,240 77,193
Tian Di Science & Technology Co. Ltd. , Class A 55,100 44,313
Weichai Power Co. Ltd. , Class A .......... 174,000 332,988
Yutong Bus Co. Ltd. , Class A ............ 62,875 195,037
Zhengzhou Coal Mining Machinery Group Co.
Ltd. , Class A ..................... 100,300 168,965
Zoomlion Heavy Industry Science & Technology
Co. Ltd. , Class A .................. 128,900 120,148
1,064,293
Marine Transportation — 0.9%
COSCO SHIPPING Holdings Co. Ltd. , Class A 71,710 130,680
Media — 0.1%
Oriental Pearl Group Co. Ltd. , Class A ...... 17,900 15,745
Security
Shares
Shares Value
Metals & Mining — 5.5%
Baoshan Iron & Steel Co. Ltd. , Class A ..... 337,510 $ 317,614
CMOC Group Ltd. , Class A ............. 9,800 10,171
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. , Class A ............. 7,000 15,956
Huaibei Mining Holdings Co. Ltd. , Class A ... 52,867 109,110
Hunan Valin Steel Co. Ltd. , Class A ........ 29,000 18,676
Jiangxi Copper Co. Ltd. , Class A ......... 4,500 13,394
Maanshan Iron & Steel Co. Ltd. , Class A
(a)
... 17,600 4,974
Ningbo Boway Alloy Material Co. Ltd. , Class A 5,600 10,927
Shandong Nanshan Aluminum Co. Ltd. , Class A 508,800 255,292
Western Mining Co. Ltd. , Class A ......... 15,300 34,256
790,370
Oil, Gas & Consumable Fuels — 1.2%
PetroChina Co. Ltd. , Class A ............ 141,800 175,803
Paper & Forest Products — 0.1%
Shandong Bohui Paper Industrial Co. Ltd. ,
Class A ........................ 15,900 9,838
Shanying International Holding Co. Ltd. , Class
A
(a)
........................... 52,400 10,596
20,434
Pharmaceuticals — 6.3%
Asymchem Laboratories Tianjin Co. Ltd. , Class
A ............................ 1,600 16,419
Changchun High-Tech Industry Group Co. Ltd. ,
Class A ........................ 8,600 112,938
Dong-E-E-Jiao Co. Ltd. , Class A .......... 23,800 161,065
Henan Lingrui Pharmaceutical Co. , Class A .. 8,700 25,924
Jiangsu Hengrui Pharmaceuticals Co. Ltd. ,
Class A ........................ 8,600 50,232
Joincare Pharmaceutical Group Industry Co.
Ltd. , Class A ..................... 109,997 160,744
Livzon Pharmaceutical Group, Inc. , Class A .. 23,800 121,099
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A 38,400 159,594
Tasly Pharmaceutical Group Co. Ltd. , Class A . 42,532 82,834
Tonghua Dongbao Pharmaceutical Co. Ltd. ,
Class A ........................ 8,637 9,755
900,604
Real Estate Management & Development — 0.2%
Poly Developments and Holdings Group Co.
Ltd. , Class A ..................... 18,700 22,823
Semiconductors & Semiconductor Equipment — 3.7%
Amlogic Shanghai Co. Ltd. , Class A ....... 4,347 39,777
Chipsea Technologies Shenzhen Corp. Ltd. ,
Class A
(a)
....................... 3,896 15,014
Espressif Systems Shanghai Co. Ltd. , Class A 1,423 21,473
Focuslight Technologies, Inc. , Class A ...... 1,246 9,212
GigaDevice Semiconductor, Inc. , Class A
(a)
... 2,100 25,054
Montage Technology Co. Ltd. , Class A ...... 3,563 29,426
Motorcomm Electronic Technology Co. Ltd. ,
Class A
(a)
....................... 1,312 11,618
NAURA Technology Group Co. Ltd. , Class A .. 1,200 56,990
Shaanxi Lighte Optoelectronics Material Co.
Ltd. , Class A ..................... 3,480 8,453
Shanghai Awinic Technology Co. Ltd. , Class A 8,742 56,983
Shenzhen Goodix Technology Co. Ltd. , Class A 22,400 194,831
Shenzhen SC New Energy Technology Corp. ,
Class A ........................ 9,074 65,838
534,669
Software — 1.1%
Arcsoft Corp. Ltd. , Class A .............. 5,157 19,501
Beijing Kingsoft Office Software, Inc. , Class A . 1,840 53,712
Beijing Seeyon Internet Software Corp. , Class A 4,743 10,200

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
DBAPP Security Ltd. , Class A
(a)
.......... 2,498 $ 10,207
Fujian Foxit Software Development JSC Ltd. ,
Class A ........................ 7,608 44,398
Transwarp Technology Shanghai Co. Ltd. , Class
A
(a)
........................... 2,415 11,157
Yonyou Network Technology Co. Ltd. , Class A
(a)
8,169 10,840
160,015
Specialty Retail — 0.2%
HLA Group Corp. Ltd. , Class A ........... 26,822 24,363
Technology Hardware, Storage & Peripherals — 2.9%
Anker Innovations Technology Co. Ltd. , Class A 3,900 29,365
GRG Banking Equipment Co. Ltd. , Class A .. 194,300 271,359
Shenzhen Transsion Holdings Co. Ltd. , Class A 9,629 107,891
408,615
Textiles, Apparel & Luxury Goods — 0.6%
China National Gold Group Gold Jewellery Co.
Ltd. , Class A ..................... 57,400 71,147
Lao Feng Xiang Co. Ltd. , Class A ......... 1,111 8,073
79,220
Water Utilities — 0.9%
Beijing Capital Eco-Environment Protection
Group Co. Ltd. , Class A ............. 25,000 10,139
Chengdu Xingrong Environment Co. Ltd. , Class
A ............................ 111,400 123,361
133,500
Wireless Telecommunication Services — 1.1%
China United Network Communications Ltd. ,
Class A ........................ 247,279 160,969
Total Long-Term Investments — 99 .7%
(Cost: $ 14,419,291 ) ............................... 14,277,404
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21%
(b) (c)
.................. 163,823 163,823
Total Short-Term Securities — 1 .1%
(Cost: $ 163,823 ) ................................. 163,823
Total Investments — 100 .8%
(Cost: $ 14,583,114 ) ............................... 14,441,227
Liabilities in Excess of Other Assets — (0.8) % ............. (118,988)
Net Assets — 100.0% ...............................
$ 14,322,239
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock China A Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 51,164 $ 112,659
(a)
$ — $ — $ — $ 163,823 163,823 $ 6,772 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 13 08/29/24 $ 154 $ 871
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 17,766 $ — $ — $ 17,766
Air Freight & Logistics .................................... 7,936 15,314 — 23,250
Automobile Components .................................. — 118,590 — 118,590
Automobiles .......................................... — 790,008 — 790,008
Banks ............................................... — 1,177,513 — 1,177,513
Beverages ........................................... — 1,188,096 — 1,188,096
Capital Markets ........................................ — 717,049 — 717,049
Chemicals ............................................ 285,225 415,719 — 700,944
Commercial Services & Supplies ............................. — 23,228 — 23,228
Communications Equipment ................................ — 328,895 — 328,895
Construction & Engineering ................................ — 119,615 — 119,615
Construction Materials .................................... — 12,785 — 12,785
Consumer Staples Distribution & Retail ........................ — 7,238 — 7,238
Electrical Equipment ..................................... — 700,341 — 700,341
Electronic Equipment, Instruments & Components ................. — 1,386,360 — 1,386,360
Energy Equipment & Services .............................. 33,803 — — 33,803
Entertainment ......................................... — 226,931 — 226,931
Food Products ......................................... 75,994 197,041 — 273,035
Gas Utilities ........................................... — 39,892 — 39,892
Health Care Equipment & Supplies ........................... — 441,793 — 441,793
Household Durables ..................................... 94,479 859,170 — 953,649
Independent Power and Renewable Electricity Producers ............ 147,034 8,818 — 155,852
Insurance ............................................ — 208,620 — 208,620

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock China A Opportunities Fund

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 10,048 $ — $ 10,048
Machinery ............................................ 213,278 851,015 — 1,064,293
Marine Transportation .................................... — 130,680 — 130,680
Media ............................................... — 15,745 — 15,745
Metals & Mining ........................................ 109,110 681,260 — 790,370
Oil, Gas & Consumable Fuels ............................... — 175,803 — 175,803
Paper & Forest Products .................................. 9,838 10,596 — 20,434
Pharmaceuticals ....................................... 161,065 739,539 — 900,604
Real Estate Management & Development ....................... — 22,823 — 22,823
Semiconductors & Semiconductor Equipment .................... 11,618 523,051 — 534,669
Software ............................................. — 160,015 — 160,015
Specialty Retail ........................................ — 24,363 — 24,363
Technology Hardware, Storage & Peripherals .................... — 408,615 — 408,615
Textiles, Apparel & Luxury Goods ............................ — 79,220 — 79,220
Water Utilities ......................................... 123,361 10,139 — 133,500
Wireless Telecommunication Services ......................... — 160,969 — 160,969
Short-Term Securities
Money Market Funds ...................................... 163,823 — — 163,823
$ 1,454,330 $ 12,986,897 $ — $ 14,441,227
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 871 $ — $ — $ 871
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company
Fair Value Hierarchy as of Period End (continued)